Note 10 - Long-term Government Loan Payable and Government Grant - Balances of Government Loan and Grant (Details) - CAD ($) $ in Thousands	1 Months Ended						12 Months Ended
	Aug. 31, 2024	Apr. 30, 2024	Feb. 29, 2024	Feb. 28, 2023	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Beginning balance, grant							$ 849		$ 1,121
Beginning balance								$ 5,148	4,898
Accretion, grant							0	(272)
Accretion							578	0
Proceeds loan							0	(48,036)	0
Allocation to government grant, grant							2,275
Ending balance, grant							3,124	849
Ending balance							10,948		5,148
Federal Economic Development for Northern Ontario [member]
Statement Line Items [Line Items]
Beginning balance, grant							5,000
Proceeds loan	$ 1,000	$ 2,000	$ 2,267	$ 250
Proceeds loan							(45)
Ending balance, grant								5,000
Government loan [member]
Statement Line Items [Line Items]
Beginning balance, loan							4,299	3,777
Accretion, loan							578	272
Allocation to government grant, loan									(2,275)
Ending balance, loan							7,824	$ 4,299	$ 3,777
Government loan [member] | Federal Economic Development for Northern Ontario [member]
Statement Line Items [Line Items]
Proceeds loan			$ 2,267	$ 250	$ 1,000	$ 2,000
Proceeds loan							(45)
Ending balance, loan							$ 5,267